Investments	6 Months Ended
Jun. 30, 2025
Investments [Abstract]
Disclosure of investments accounted for using equity method [text block]
14 INVESTMENTS
14.1 Investments breakdown

	06/30/2025	12/31/2024

Investments in associates and joint ventures	292,267	453,371
Goodwill	180,981	225,486
Other investments evaluated at fair value through other comprehensive income	931,722	1,138,066
	1,404,970	1,816,923

Investments	1,406,416	1,816,923
Provision for loss on investments in subsidiaries	(1,446)
	1,404,970	1,816,923
14.2 Investments in associates and joint ventures

Information of investees as at				Company Participation
			06/30/2025	Carrying amount		In the income (expenses) for the period
	Equity	Income (expenses) of the period	Participation equity (%)	06/30/2025	12/31/2024	06/30/2025	06/30/2024
Associate
Foreign
Ensyn Corporation	(5,086)	(12,882)	24.80%	(1,261)	2	(4,539)	(170)
Spinnova Plc (1)	457,112	(49,051)	18.76%	85,754	95,254	(9,155)	(9,065)
Simplifyber, Inc.	58,406	(4,041)	13.91%	8,124	30,060	(562)
				92,617	125,316	(14,256)	(9,235)
Joint ventures
Domestic (Brazil)
Biomas - Serviços Ambientais, Restauração e Carbono Ltda.	(1,106)	(20,302)	16.66%	(184)	2,923	(3,107)	(2,001)
Ibema Companhia Brasileira de Papel	389,205	18,330	49.90%	194,213	193,901	9,147	19,040
Foreign
F&E Technologies LLC	11,242		50.00%	5,621	6,378
Woodspin Oy (2)	235,697	(22,635)	50.00%		124,853	(117,232)	(11,318)
				199,650	328,055	(111,192)	5,721

Other investments evaluated at fair value through other comprehensive income
Bem Agro Integração e Desenvolvimento S.A.			5.82%	3,551	4,026
Celluforce Inc.			8.28%	25,897	27,823
Nfinite Nanotechnology Inc.			4.90%	5,594	6,347
Lenzing Aktiengesellschaft			15.00%	896,680	1,099,870
				931,722	1,138,066

Goodwill (2)				180,981	225,486	(63,634)
				180,981	225,486	(63,634)

				1,404,970	1,816,923	(189,082)	(3,514)
(1)The average share price quoted on the Nasdaq First North Growth Market (NFNGM) was EUR0.48 on June 30, 2025 and EUR0.95 in December 31, 2024.
(2)In June 2025, the Company and Spinnova Plc entered into a non-binding term sheet with the objective of terminating the corporate partnership in the joint venture Woodspin Oy. This will result in the Company disposing of its entire interest in both Woodspin Oy and Suzano Finland Oy to Spinnova Plc, for the amount of one euro each. As a result of this transaction, which is still subject to definitive formalization, the following accounting effects were recognized: (i) R$(117,848) related to the impairment of the investment and R$(15,636) related to the realization of other comprehensive income from the joint venture Woodspin Oy and (ii) R$(63,634) related to the write-off of goodwill from the associate Spinnova Plc. These impacts were recognized in the income (loss) from associates and joint ventures line item.